CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
	Dec. 19, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income		$ 2,804,858	$ 4,021,848	$ 4,565,968
Adjustment to reconcile net cash flows from operating activities
Share-based compensation		1,822,597
Change in operating assets and liabilities
Net cash used in operating activities		(2,685,630)	(6,489,483)	(693,959)
Cash flows from investing activities
Net cash (used in) provided by investing activities		(88,716)	1,937,084	(228,183)
Cash flows from financing activities
Proceeds from issuance of Class A ordinary shares through the IPO	$ 5,000,000		5,073,566
Net cash provided by financing activities		1,672,768	7,249,130	1,990,753
Effect of exchange rate on cash		(114,474)	124,560	(171,203)
Changes in cash		(1,216,052)	2,821,291	897,407
Cash, beginning of year		7,105,085	4,283,794	3,386,386
Cash, end of year		5,889,033	7,105,085	4,283,794
Parent company | Reportable legal entity
Cash flows from operating activities
Net income		2,804,858	4,021,848	4,565,968
Adjustment to reconcile net cash flows from operating activities
Share-based compensation		1,822,597
Equity in earnings of subsidiary and VIEs		(5,188,143)	(4,711,345)	$ (4,565,968)
Change in operating assets and liabilities
Prepaid expenses and other current assets		(5)
Due from related parties		15,000	(15,000)
Net cash used in operating activities		(545,693)	(704,497)
Cash flows from investing activities
Investment in subsidiaries and VIEs		(100,475)	(4,200,000)
Net cash (used in) provided by investing activities		(100,475)	(4,200,000)
Cash flows from financing activities
Proceeds from issuance of Class A ordinary shares through the IPO			5,073,566
Proceeds from borrowing from related parties			280,000
Net cash provided by financing activities			5,353,566
Effect of exchange rate on cash		93,807	107,277
Changes in cash		(552,361)	556,346
Cash, beginning of year		556,346
Cash, end of year		$ 3,985	$ 556,346